Investments - Acquisition of Logitel Offshore Holding AS - Summary of Preliminary and Final Fair Values of Assets Acquired and Liabilities Assumed (Detail) - Logitel Offshore Holdings [Member] - Teekay Offshore [Member]
$ in Thousands
		1 Months Ended
	Aug. 11, 2014 USD ($)	Aug. 11, 2014 USD ($)
ASSETS
Cash and cash equivalents	$ 8,089	$ 8,089
Prepaid expenses	640	640
Advances on newbuilding contracts	44,570	44,570
Intangible assets	1,000	1,000
Total assets acquired	54,299	54,299
LIABILITIES
Accrued liabilities	4,098	4,098
Long-term debt	27,600	27,600
Total liabilities assumed	31,698	31,698
Net assets acquired	22,601	22,601
Cash consideration	4,000	4,000
Contingent consideration	18,601	18,601
Scenario, Previously Reported [Member]
ASSETS
Cash and cash equivalents	8,089	8,089
Prepaid expenses	640	640
Advances on newbuilding contracts	46,809	46,809
Total assets acquired	55,538	55,538
LIABILITIES
Accrued liabilities	4,098	4,098
Long-term debt	26,270	26,270
Total liabilities assumed	30,368	30,368
Net assets acquired	25,170	25,170
Cash consideration	4,000
Contingent consideration	21,170	21,170
Scenario, Adjustment [Member]
ASSETS
Advances on newbuilding contracts	(2,239)	(2,239)
Intangible assets	1,000	1,000
Total assets acquired	(1,239)	(1,239)
LIABILITIES
Long-term debt	1,330	1,330
Total liabilities assumed	1,330	1,330
Net assets acquired	(2,569)	(2,569)
Contingent consideration	$ (2,569)	$ (2,569)